245 Summer Street	Fidelity® Investments
Boston, MA 02210

January 15, 2026

U.S. Securities & Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attention: File Room

Re:	Fidelity Covington Trust (the trust):
Fidelity Low Volatility Factor ETF (the fund)
File No. 333-291747

Ladies and Gentlemen:

Transmitted herewith pursuant to Rule 497(j) under the Securities Act of 1933 is certification that the Prospectus and Statement of Additional Information with respect to the above referenced fund does not differ from that filed in the most recent post-effective amendment, which was filed electronically.

Very truly yours,

/s/ Nicole Macarchuk
Nicole Macarchuk
Secretary of the Trust